COMMITMENTS AND CONTINGENCIES (Details 1) ¥ in Thousands	Sep. 30, 2015 CNY (¥)
2016	¥ 812
2017	498
2018	455
2019	455
Thereafter	455
Operating Leases, Future Minimum Payments Due	¥ 2,675